Long-term Debt - Narrative (Details) - Line of Credit				12 Months Ended
	Jun. 30, 2023 USD ($)	Feb. 14, 2022 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 15, 2022 USD ($)	Jul. 29, 2021 USD ($)
PNC Loan Facility
Debt Instrument [Line Items]
Proceeds from facility			$ 34,600,000
Maximum borrowing capacity		$ 125,000,000	65,000,000				$ 75,000,000
Pledged collateral			10,000,000
Quarterly collateral released			$ 2,500,000
Proceeds from lines of credit		16,300,000
Unamortized debt issuance costs	$ 400,000
PNC Loan Facility | Debt Instrument, Threshold Limit, Period One
Debt Instrument [Line Items]
Minimum funding threshold (in percent)	0.65		0.65
PNC Loan Facility | Debt Instrument, Threshold Limit, Period Two
Debt Instrument [Line Items]
Minimum funding threshold (in percent)			0.75
PNC Loan Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread (in percent)			1.45%
Revolving Credit Facility | PNC Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 10,000,000	$ 5,000,000			$ 1,000,000
Bank fee (in percent)			1.65%
Proceeds from lines of credit				$ 0	$ 0
Unused line fee (in percent)			0.20%
Revolving Credit Facility | PNC Line of Credit | London Interbank Offered Rate (LIBOR) 1
Debt Instrument [Line Items]
Basis spread (in percent)			1.65%
Revolving Credit Facility | PNC Line of Credit | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread (in percent)			0.65%
Revolving Credit Facility | PNC Line of Credit | Bloomberg Short-Term Bank Yield Index
Debt Instrument [Line Items]
Basis spread (in percent)		1.65%